8. SETTLEMENT OF ACCOUNTS PAYABLE	12 Months Ended
Jun. 30, 2014
Settlement Of Accounts Payable
8. SETTLEMENT OF ACCOUNTS PAYABLE

In December 2012, the Company settled $106,149 of accounts payable with a vendor for a negotiated payment of $30,000, and recorded a gain of $76,149. The gain is included within other income for the year ended June 30, 2013 in the accompanying consolidated statements of operations.